Operating assets and liabilities, Payables (Details) $ in Thousands, $ in Thousands	Jun. 30, 2024 USD ($) [1]	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 AUD ($)
Unsecured Liabilities [Abstract]
Trade payables		$ 27,530	$ 3,828
Accruals		7,974	10,836
Deferred transaction costs		7,745	0
Interest accrued		473	427
Other payables		1,525	383
Total current payables	$ 29,973	45,247	15,474
Non-current Unsecured liabilities [Abstract]
Deferred transaction costs		15,193	0
Total Non current payables	$ 10,064	$ 15,193	$ 0

[1]	Refer to Note 1.7 Convenience translation into U.S. dollars